Subordinated Loans - Additional Information (Detail) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Nov. 13, 2019
Disclosure of detailed information about borrowings [line items]
Debt instruments issued			€ 118,528	[1]	€ 119,751
Redemption of subordinated loans	[2]		94,497		131,170	€ 96,837
Interest expense on subordinated loans			660		€ 711	€ 784
Tier1 contingent convertible securities with first call date on 16 April 2024 [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued			1,250
Tier1 contingent convertible securities with call date on 16 November 2026 [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued			€ 1,500
Subordinated Tier 2 securities issued [Member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued							€ 1,000
Tier 1 ING Perpetual Hybrid Capital Securities [Member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans		€ 1,000
Subordinated loans [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate			4.38%		4.44%
Interest expense on subordinated loans			€ 660		€ 711

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.